BINGHAM DANA LLP
                               150 FEDERAL STREET
                        BOSTON, MASSACHUSETTS 02110-1726


                                October 3, 2000



VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re: TT International U.S.A. Feeder Trust: TT EAFE Mutual Fund File Nos. 333-38916 and 811-09975

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, TT International U.S.A. Feeder Trust, a Massachusetts business trust (the "Trust"), hereby certifies that the forms of the Prospectus and Statement of Additional Information that would have been filed by the Trust pursuant to Rule 497(c) upon the effectiveness of Pre-Effective Amendment Number 2 to the Trust's registration statement on Form N-1A (the "Amendment") would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on September 28, 2000, is the most recent amendment to the Trust's registration statement relating to its series, TT EAFE Mutual Fund.

         Please call the undersigned at (617) 951-8383 with any questions relating to this letter.

                                   Sincerely,

                                   Jennifer H. Hurford